DEBT - SCHEDULE OF DEBT (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 15, 2023 USD ($)	Oct. 19, 2023 COP ($)	Dec. 31, 2022 USD ($)	Jan. 19, 2022 USD ($)	Jan. 19, 2022 COP ($)	Jan. 22, 2021 USD ($)	Jan. 22, 2021 COP ($)
IfrsStatementLineItems [Line Items]
Restricted cash and cash equivalents	$ 5,774,492	$ 2,620,485
Remaining borrowing capacity	0
Borrowings	267,216,692	271,344,270
Accrued financing costs and debt issuance costs, net	(1,330,893)	(1,490,035)
Total	265,885,799	269,854,235			$ 209,326,775
Less: Current portion of long-term debt	(12,636,821)	(16,703,098)
Total Long-term debt	253,248,978	253,151,137
BBVA Peru
IfrsStatementLineItems [Line Items]
Annual interest rate				8.35%
Borrowings				$ 2,000,000
Accrued financing costs and debt issuance costs, net			$ 46,973,443
Bancolombia, S.A. ("Bancolombia")
IfrsStatementLineItems [Line Items]
Borrowings								$ 12,800,000	$ 44,500,000,000
Bancolombia, S.A. ("Bancolombia") | Bottom of range
IfrsStatementLineItems [Line Items]
Borrowings						$ 14,300,000	$ 57,810,000,000
Bancolombia, S.A. ("Bancolombia") | Top of range
IfrsStatementLineItems [Line Items]
Borrowings						$ 22,700,000	$ 91,810,000,000
Costa Rica
IfrsStatementLineItems [Line Items]
Restricted cash and cash equivalents	2,142,846	620,485
Remaining borrowing capacity	0
Borrowings	$ 171,041,461	160,978,126
Costa Rica | Banco BAC San José, S.A. ("BAC Credomatic")
IfrsStatementLineItems [Line Items]
Expiration date	Refinanced
Borrowings, interest rate basis	+378
Restricted cash and cash equivalents	$ 0	0
Remaining borrowing capacity	0
Borrowings	$ 0	46,908,999
Costa Rica | Banco BAC San José, S.A.
IfrsStatementLineItems [Line Items]
Expiration date	April 2039
Borrowings, interest rate basis	+200
Restricted cash and cash equivalents	$ 1,450,000	0
Remaining borrowing capacity	0
Borrowings	$ 59,219,937	0
Costa Rica | Banco Davivienda Costa Rica ("Banco Davivienda")
IfrsStatementLineItems [Line Items]
Expiration date	November 2038
Restricted cash and cash equivalents	$ 72,361	0
Remaining borrowing capacity	0
Borrowings	$ 7,663,083	7,974,306
Costa Rica | Banco Davivienda Costa Rica ("Banco Davivienda") | Fixed interest rate | Bottom of range
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	7.0
Costa Rica | Banco Davivienda Costa Rica ("Banco Davivienda") | Fixed interest rate | Top of range
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	7.3
Costa Rica | Banco Davivienda Costa Rica ("Banco Davivienda") | Floating interest rate
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	2.4
Costa Rica | Banco Nacional de Costa Rica ("Banco Nacional")
IfrsStatementLineItems [Line Items]
Expiration date	April 2048
Restricted cash and cash equivalents	$ 0	0
Remaining borrowing capacity	0
Borrowings	$ 64,518,109	65,727,171
Costa Rica | Banco Nacional de Costa Rica ("Banco Nacional") | Fixed interest rate | Bottom of range
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	5.9
Costa Rica | Banco Nacional de Costa Rica ("Banco Nacional") | Fixed interest rate | Top of range
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	6.2
Costa Rica | Banco Nacional de Costa Rica ("Banco Nacional") | Floating interest rate
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	1.4
Costa Rica | Banco Nacional
IfrsStatementLineItems [Line Items]
Expiration date	April 2048
Restricted cash and cash equivalents	$ 480,000	480,000
Remaining borrowing capacity	0
Borrowings	$ 17,948,614	18,285,023
Costa Rica | Banco Nacional | Fixed interest rate | Bottom of range
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	5.9
Costa Rica | Banco Nacional | Fixed interest rate | Top of range
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	6.2
Costa Rica | Banco Nacional | Floating interest rate
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	1.4
Costa Rica | Banco Nacional
IfrsStatementLineItems [Line Items]
Expiration date	April 2048
Restricted cash and cash equivalents	$ 0	0
Remaining borrowing capacity	0
Borrowings	$ 14,885,225	15,164,206
Costa Rica | Banco Nacional | Fixed interest rate | Bottom of range
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	5.9
Costa Rica | Banco Nacional | Fixed interest rate | Top of range
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	6.2
Costa Rica | Banco Nacional | Floating interest rate
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	1.4
Costa Rica | Banco Nacional
IfrsStatementLineItems [Line Items]
Expiration date	April 2048
Restricted cash and cash equivalents	$ 140,485	140,485
Remaining borrowing capacity	0
Borrowings	$ 6,806,493	6,918,421
Costa Rica | Banco Nacional | Fixed interest rate | Bottom of range
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	6.4
Costa Rica | Banco Nacional | Fixed interest rate | Top of range
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	7.3
Costa Rica | Banco Nacional | Floating interest rate
IfrsStatementLineItems [Line Items]
Borrowings, interest rate basis	2.8
Peru
IfrsStatementLineItems [Line Items]
Restricted cash and cash equivalents	$ 1,978,058	2,000,000
Remaining borrowing capacity	0
Borrowings	$ 57,047,644	62,000,000
Peru | Banco BBVA Peru ("BBVA Peru") Tranche 1
IfrsStatementLineItems [Line Items]
Expiration date	December 2033
Annual interest rate	8.50%
Restricted cash and cash equivalents	$ 1,611,590	0
Remaining borrowing capacity	0
Borrowings	$ 46,478,607	48,670,000
Peru | BBVA Peru Tranche 2
IfrsStatementLineItems [Line Items]
Expiration date	December 2033
Annual interest rate	8.40%
Restricted cash and cash equivalents	$ 366,468	0
Remaining borrowing capacity	0
Borrowings	$ 10,569,037	11,330,000
Peru | BBVA Peru
IfrsStatementLineItems [Line Items]
Expiration date	July 2024
Annual interest rate	8.40%
Restricted cash and cash equivalents	$ 0	2,000,000
Remaining borrowing capacity	0
Borrowings	0	2,000,000
Colombia
IfrsStatementLineItems [Line Items]
Restricted cash and cash equivalents	1,653,588	0
Remaining borrowing capacity	0
Borrowings	$ 39,127,587	48,366,144
Colombia | Bancolombia, S.A. ("Bancolombia")
IfrsStatementLineItems [Line Items]
Expiration date	January 2036
Borrowings, interest rate basis	+327
Restricted cash and cash equivalents	$ 912,754	0
Remaining borrowing capacity	0
Borrowings	$ 19,394,855	23,087,020
Colombia | Bancolombia
IfrsStatementLineItems [Line Items]
Expiration date	April 2036
Borrowings, interest rate basis	+365
Restricted cash and cash equivalents	$ 740,834	0
Remaining borrowing capacity	0
Borrowings	$ 15,741,763	18,738,132
Colombia | Banco BTG Pactual Colombia S.A. ("BTG")
IfrsStatementLineItems [Line Items]
Expiration date	November 2025
Borrowings, interest rate basis	+695
Restricted cash and cash equivalents	$ 0	0
Remaining borrowing capacity	0
Borrowings	$ 3,990,969	$ 6,540,992